Mezzanine Equity And Stockholders' Equity (Deficit) - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 26, 2024	Aug. 09, 2023	Jul. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jul. 13, 2023	Dec. 31, 2023	Dec. 31, 2022	Jul. 15, 2023	Jul. 14, 2023
Class of Stock [Line Items]
Common stock shares issued				19,361,068			23,090,585	896,580
Common stock shares authorized				250,000,000			250,000,000	240,000,000
Common stock, shares, outstanding				19,361,068			23,090,585	896,580	19,236,305
Percentage of outstanding common stock							19.90%
Class of warrant or right, exercise price of warrants or rights				$ 10.16			$ 10.2
Share based compensation				$ 211,469	$ 180,509		$ 667,682	$ 609,891
Unrecognized compensation expense				$ 1,765,553	$ 1,765,553		$ 2,597,602
Estimated weighted average period over which expense is expected to be recognized				2 years 6 months 29 days			3 years 29 days
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights				$ 11.5			$ 11.5
Axolotl Acquisition [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares		4,243
Legacy Carmell [Member]
Class of Stock [Line Items]
Common stock shares issued										12,053,517
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Stock returned and retired	4,243
Series A Preferred Stock [Member] | Axolotl Acquisition [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares		4,243
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity accrued dividends								3,254,803
Temporary equity accretion of dividends during the period						$ 164,510
Series C-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity accrued dividends								9,470
Temporary equity accretion of dividends during the period						40,551
Series C-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity accrued dividends								$ 239,104
Temporary equity accretion of dividends during the period						$ 470,962
Series A, C-1 and C-2 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative dividends rate per annum								7.00%
Legacy Series A, Legacy C One and Legacy C Two Preferred Stock [Member]
Class of Stock [Line Items]
Cumulative dividends rate per annum								7.00%
Legacy Series A Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity accretion of dividends during the period				$ 75,084
Legacy Series C One Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity accretion of dividends during the period				18,716
Legacy Series C Two Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity accretion of dividends during the period				$ 217,368
Minimum [Member]
Class of Stock [Line Items]
Percentage of stock owned by individual			10.00%
Percentage of exercise price per share from fair market value			110.00%
2023 Long-Term Incentive Plan [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares					1,046,408		1,046,408
Share-based compensation arrangement by share-based percentage award, award vesting rights, percentage			25.00%
Share based compensation arrangement by share based payment award maximum stock issued description				The maximum number of shares that may be issued under the 2023 Plan is the sum of: (i) 1,046,408, (ii) an annual increase on January 1, 2024 and each anniversary of such date prior to the termination of the 2023 Plan, equal to the lesser of (a) 4% of the outstanding shares of our Common Stock determined on a fully diluted basis as of the immediately preceding year-end and (b) such smaller number of shares as determined by the Board or the compensation committee of the Board, and (iii) the shares of Common Stock subject to 2009 Plan awards, to the extent those shares are added into the 2023 Plan by operation of the recycling provisions described below.			The maximum number of shares that may be issued under the 2023 Plan is the sum of: (i) 1,046,408, (ii) an annual increase on January 1, 2024 and each anniversary of such date prior to the termination of the 2023 Plan, equal to the lesser of (a) 4% of the outstanding shares of our Common Stock determined on a fully diluted basis as of the immediately preceding year-end and (b) such smaller number of shares as determined by the Board or compensation committee, and (iii) the shares of Common Stock subject to 2009 Plan awards, to the extent those shares are added into the 2023 Plan by operation of the recycling provisions described below.
Stock option, vesting period			4 years
2023 Long-Term Incentive Plan [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of stock owned by individual			10.00%
Percentage of exercise price per share from fair market value			110.00%
2023 Incentive stock option [member]
Class of Stock [Line Items]
Stock shares issued during the period shares					1,046,408		1,046,408
Share based compensation arrangement by share based payment award maximum stock issued description				The maximum number of shares of Common Stock that may be issued under the 2023 Plan through incentive stock options is 1,046,408, provided that this limit will automatically increase on January 1 of each year, for a period of not more than ten years, commencing on January 1, 2024 and ending on (and including) January 1, 2032, by an amount equal to the lesser of 1,500,000 shares or the number of shares added to the share pool as of such January 1, as described in clause (ii) of the preceding sentence.			The maximum number of shares of Common Stock that may be issued under the 2023 Plan through incentive stock options is 1,046,408, provided that this limit will automatically increase on January 1 of each year, for a period of not more than ten years, commencing on January 1, 2024 and ending on (and including) January 1, 2032, by an amount equal to the lesser of 1,500,000 shares or the number of shares added to the share pool as of such January 1, as described in clause (ii) of the preceding sentence.
2023 Incentive stock option [member] | Minimum [Member]
Class of Stock [Line Items]
Stock shares issued during the period shares			1,500,000
Common Stock [Member]
Class of Stock [Line Items]
Convertible preferred stock, shares issued upon conversion							1,000
Stock returned and retired				3,845,337
Common Stock Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights							$ 10.2	$ 2.08
Warrants and rights outstanding term							5 years
Warrants issued							16,489